Revenue	9 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Revenue
7.	REVENUE
The Company is viewed as a single reportable segment involving steel production for purposes of internal performance measurement and resource allocation. The Chief Executive Officer is the Chief Operating Decision Maker.

	Nine months ended December 31, 2024	Year ended March 31, 2024

Total revenue is comprised of:

Sheet & Strip	$1,346.7	$2,035.8

Plate	324.1	506.2

Slab	1.3	3.3

Freight	142.7	198.3

Non-steel revenue	26.3	52.2

	$1,841.1	$2,795.8

The geographical distribution of total revenue is as follows:

Sales to customers in Canada	$672.5	$1,052.1

Sales to customers in the United States	1,148.7	1,704.0

Sales to customers in the rest of the world	19.9	39.7

	$1,841.1	$2,795.8

For the nine month period ended December 31, 2024, sales of $212.3 million to one customer represented greater than 10% of total revenue. For the year ended March 31, 2024, sales of $361.5 million to one customer represented greater than 10% of total revenue.